Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	CONCORDE FUNDS INC
Central Index Key	0000822519
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019
Concorde Wealth Management Fund | Concorde Wealth Management Fund
Prospectus:
Trading Symbol	CONWX